Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

30. Subsequent events

Repayment of revolving credit facility

In 2024, the Company repaid a total of $30.2 million on its revolving credit facility.

Dividend

On February 20, 2024, the Board of Directors declared a quarterly dividend of $0.06 per common share payable on April 15, 2024 to shareholders of record as of the close of business on March 28, 2024.